Bank deposits and Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Bank deposits and cash and cash equivalents	Bank deposits and Cash and cash equivalents
Cash and cash equivalents carry interest at market rates which ranged from 0.1% to 0.25% (2024: 0.1% to 0.25%).
Bank deposits with more than three months to maturity carry interest rate at market rates which ranged from 4.08% to 5.29% (2024: 4.98% to 5.30%).
The details of impairment assessment are set out in note 18.